Cover	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	IIOT-OXYS, INC.
Entity Central Index Key	0001290658
Entity Tax Identification Number	56-2415252
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	705 Cambridge Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02141
City Area Code	(401)
Local Phone Number	307-3092
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false